Contents of Significant Accounts - Operating Costs and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries	$ 35,791,452		$ 37,444,947	$ 38,696,110
Labor and health insurance	1,790,171		1,910,169	2,060,096
Pension	2,087,395		2,013,217	1,700,656
Other employee benefit expenses	589,683		609,254	618,610
Depreciation	56,301,155		45,336,692	37,551,088
Amortization	2,831,540	$ 90,263	2,695,564	2,726,481
Operating costs [member]
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries	25,094,595		25,959,209	26,693,905
Labor and health insurance	1,289,440		1,383,016	1,502,553
Pension	1,573,958		1,511,302	1,240,577
Other employee benefit expenses	393,893		401,329	421,871
Depreciation	53,321,558		43,740,758	36,006,021
Amortization	1,309,907		1,041,562	1,277,920
Operating expenses [member]
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries	10,696,857		11,485,738	12,002,205
Labor and health insurance	500,731		527,153	557,543
Pension	513,437		501,915	460,079
Other employee benefit expenses	195,790		207,925	196,739
Depreciation	2,979,597		1,595,934	1,545,067
Amortization	$ 1,521,633		$ 1,654,002	$ 1,448,561